DEBT - Components of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Total long-term debt	$ 1,264,912	$ 1,240,301
SMP Holdings
Line of Credit Facility [Line Items]
Total long-term debt	1,264,912	1,240,301
SMP Holdings | Senior Secured Revolving Credit Facility Due November 2018
Line of Credit Facility [Line Items]
Revolving credit facility	475,000	648,000
SMP Holdings | Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Unsecured notes	300,000	300,000
Less unamortized debt issuance costs	(3,359)	(3,516)
SMP Holdings | Senior Notes Due April 2025
Line of Credit Facility [Line Items]
Unsecured notes	500,000	0
Less unamortized debt issuance costs	(6,729)
SMP Holdings | Senior Notes Due March 2017
Line of Credit Facility [Line Items]
Unsecured notes	0	300,000
Less unamortized debt issuance costs	$ 0	$ (4,183)